GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill by business segment and country
Goodwill at beginning of period	$ 122,103,802	$ 129,023,922
Foreign currency translation differences where functional currency is different from presentation currency	22,577,618	(6,920,120)
Goodwill at end of period	144,681,420	122,103,802
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	73,831,515	66,941,508
Foreign currency translation differences where functional currency is different from presentation currency	(8,140,230)	6,890,007
Goodwill at end of period	65,691,285	73,831,515
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	32,193,085	46,254,831
Foreign currency translation differences where functional currency is different from presentation currency	30,294,700	(14,061,746)
Goodwill at end of period	62,487,785	32,193,085
Paraguay operation
Goodwill by business segment and country
Goodwill at beginning of period	7,576,179	7,324,560
Foreign currency translation differences where functional currency is different from presentation currency	423,148	251,619
Goodwill at end of period	$ 7,999,327	$ 7,576,179